Warrants for Purchase of Series B Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2007 Transaction	Jun. 30, 2006 Transaction	Jun. 30, 2009 Warrant	Jun. 30, 2007 Warrant	Jun. 30, 2006 Warrant
Class of Warrant or Right [Line Items]
Issuance of warrants	31,909	19,943
Exercise price of warrants issued	1.25	1.25
Term of warrants issued	7 years	7 years
Expected term (in years)			4 years 7 months 10 days
Expected volatility			70.00%
Dividend yield			0.00%
Risk-free interest rate			2.37%
Weighted-average fair value of the warrants				$ 3.01	$ 3.01